SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE OPTION PLAN	SHARE OPTION PLAN
In November 2006, the Board of Directors approved the Company's Share Option Scheme (the "Option Scheme"). The Option Scheme will expire in November 2026, following the renewal in November 2016. The terms and conditions remain unchanged from those originally adopted in November 2006 and permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid-in capital. As of December 31, 2022 additional paid-in capital was credited with $1.4 million relating to the fair value of options granted in January 2019, March 2019, February 2020, May 2021 and February 2022.

In February 2022, the Company awarded a total of 435,000 options to officers, employees and directors, pursuant to the Company's Share Option Scheme. The options have a five-year term and a three-year vesting period and the first options will be exercisable from February 2023 onwards. The initial strike price was $8.73 per share.

The following summarizes share option transactions related to the Option Scheme in 2022, 2021 and 2020:

	2022		2021		2020
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	1,433,500	9.65	1,082,500	10.56	835,000	10.72
Granted	435,000	8.73	480,000	8.79	350,000	13.45
Exercised	(85,500)	8.87	(129,000)	7.48	(17,500)	8.63
Forfeited	—	—	—	—	(85,000)	11.02
Options outstanding at end of year	1,783,000	8.55	1,433,500	9.65	1,082,500	10.56

Exercisable at end of year	919,667	9.00	578,500	10.02	418,167	9.45

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or forfeited, as appropriate.

The fair values of options granted are estimated on the date of the grant, using the Black-Scholes-Merton option valuation model. The fair values are then expensed over the periods in which the options vest. The weighted average fair value of options granted in 2022 was $3.06 per share as of grant date (2021: $2.87; 2020: $1.76). The weighted average assumptions used to calculate the fair values of the new options granted in 2022 were (a) risk free interest rate of 1.80% (2021: 0.33%; 2020: 1.40%); (b) expected share price volatility of 45.6% (2021: 44.6%; 2020: 21.6%); (c) expected dividend yield of 0% (2021: 0%; 2020: 0%) and (d) expected life of options 3.5 years (2021: 3.5 years; 2020: 2.0 years).

The total intrinsic value of 85,500 options exercised in 2022 was $0.1 million on the day of exercise and the Company issued a total of 10,786 new common shares in full satisfaction of this intrinsic value, with no cash exchanges.

The total intrinsic value of 129,000 options exercised in 2021 was $0.1 million on the day of exercise and the Company made a cash payment of $0.1 million in lieu of issuing shares under the Option Scheme.

The total intrinsic value of 17,500 options exercised in 2020 was $0.2 million on the day of exercise and the Company issued a total of 6,869 new common shares in full satisfaction of this intrinsic value, with no cash exchanges.

As of December 31, 2022, there are 919,667 options fully vested but not exercised (2021: 578,500 options; 2020: 418,167 options) and their intrinsic value amounted to $0.2 million (2021:$0.0 million; 2020: $0.0 million). The weighted average remaining term of the vested exercisable options is 1.7 years as of December 31, 2022.
As of December 31, 2022, the unrecognized compensation costs relating to non-vested options granted under the Option Scheme was $1.0 million (2021: $1.0 million; 2020: $0.7 million) and their intrinsic value amounted to $1.0 million (2021: $0.0 million; 2020: $0.0 million). This cost will be recognized over the remaining vesting periods, which average 1.2 years (2021: 0.9 years; 2020: 0.7 years).

During the year ended December 31, 2022, the Company recognized a net expense of $1.4 million in compensation cost relating to the stock options (year ended 2021: $1.0 million; year ended 2020: $0.9 million).